Deferred income tax - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred tax liability (asset)	£ 477	£ 474	£ 470
Tax losses
Deferred income tax
Deferred tax liability (asset)	£ (41)	(38)	£ (23)
Utilisation period for deferred tax assets	10 years
Unremitted earnings from subsidiaries
Deferred income tax
Deferred tax liability (asset)	£ 3	4
UK
Deferred income tax
Capital losses carried forward on which no deferred tax asset is recognised	276	276
UK | Tax losses
Deferred income tax
Deferred tax liability (asset)	(30)	(28)
Tax losses for which deferred tax assets not recognized		34
Certain jurisdictions | Tax losses
Deferred income tax
Tax losses for which deferred tax assets not recognized	242	169
Certain jurisdictions | Tax losses | Not later than 21 years
Deferred income tax
Tax losses for which deferred tax assets not recognized	£ 203
Certain jurisdictions | Tax losses | Not later than 22 years
Deferred income tax
Tax losses for which deferred tax assets not recognized		£ 95